General information (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended					0 Months Ended	1 Months Ended
	Mar. 31, 2011 drilling_unit	Dec. 31, 2013 drilling_unit jack_up_rig drillship submersible_rig	Dec. 31, 2012	Apr. 14, 2011 North Atlantic Restructuring	Mar. 31, 2011 North Atlantic Restructuring drilling_unit jack_up_rig	Mar. 31, 2011 North Atlantic Restructuring drilling_unit jack_up_rig	Dec. 31, 2013 North Atlantic Restructuring	Dec. 31, 2012 North Atlantic Restructuring	Dec. 31, 2011 North Atlantic Restructuring	Mar. 21, 2011 Majority Shareholder	Feb. 16, 2011 Private Placement	Mar. 31, 2012 Private Placement
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Number of offshore drilling units owned by Company		4
Number of offshore drilling units under construction		1
Stock issued during period, shares, new issues											50,000,000	30,000,000
Private placement of stock	$ 425.0		$ 300.0								$ 425.0
Related party debt		200.0	202.5							90.0
Transactions under common control, percentage of voting interest acquired					100.00%	100.00%
Percentage of voting control for certain variable interest entities (in hundredths)		50.00%
Shareholder, ownership interest (as a percentage)					100.00%	100.00%
Entities under common control, number of drilling units acquired					4	4
Entities under common control, number of drilling units under construction					1	1
Transactions under common control, consideration transferred				675.0	2,354.8	2,354.8
Net assets purchased entities				744.5	1,047.7	1,047.7
Goodwill		480.6	480.6		480.6	480.6
Contributed deficit					1,307.1	1,307.1	1,186.1	(1,186.1)	(1,186.1)
Transactions under common control, consideration transferred, debt issued				309.2
Transactions under common control, payments, gross				$ 365.8		$ 369.8
Number of drilling rigs in loan facility	1